                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY        AUGUST 5, 2011
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:     5,384,229
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  06/30/11

Issuer Name                                 Description        Shares        Market Value
-----------                               --------------   -------------   ----------------
Amdocs Ltd                                ORD               3,983,160.00     121,048,232.40
Aon Corp                                  COM               2,484,670.00     127,463,571.00
Automatic Data Processing                 COM               1,201,660.00      63,303,448.80
Berkshire Hathaway Inc.-Cl A              CL A                    720.00      83,595,600.00
Berkshire Hathaway Inc.-Cl B              CL B                  1,643.00         127,151.77
CA Inc.                                   COM               4,839,410.00     110,532,124.40
CVS Caremark Corp                         COM               1,601,430.00      60,181,739.40
Cisco Systems Inc                         COM              14,937,200.00     233,169,692.00
Colgate Palmolive Co                      COM                 903,300.00      78,957,453.00
Contango Oil & Gas                        COM NEW           1,405,128.00      82,115,680.32
Costco Wholesale Corp                     COM               1,134,250.00      92,146,470.00
Dell Inc.                                 COM              19,272,140.00     321,266,573.80
Devon Energy Corp New                     COM               1,497,735.00     118,036,495.35
Diageo PLC - ADR                          SPON ADR New      1,438,710.00     117,787,187.70
Energizer Holdings INC                    COM               1,123,140.00      81,270,410.40
Gold SPDR Trust                           GOLD SHS            358,440.00      52,332,598.44
Gold iShares Trust ETF                    ISHARES           8,764,834.00     128,317,169.76
Hewlett Packard Co.                       COM               9,663,176.00     351,739,606.40
Ingram Micro Inc                          CL A              3,289,760.00      59,676,246.40
Iron Mountain Inc.                        COM                 449,080.00      15,309,137.20
Liberty Media Corp - Interactive A        INT COM SER A     4,117,329.00      69,047,607.33
Marsh & McLennan Co                       COM               1,871,591.00      58,374,923.29
Mastercard Inc. Class A                   CL A              1,281,469.00     386,157,868.46
Microsoft                                 COM              14,853,968.00     386,203,168.00
Net 1 UEPS Technologies                   COM NEW          11,949,540.00     103,722,007.20
News Corp - Class A                       CL A             11,637,391.00     205,981,820.70
Nortel Inversora - ADR                    SPON ADR PFD B      111,349.00       3,186,808.38
SK Telecom-ADR                            SPONSORED ADR    12,806,050.00     239,473,135.00
Sealed Air Corp                           COM               6,896,059.00     164,057,243.61
Staples Inc.                              COM               8,394,021.00     132,625,531.80
Symantec Corp                             COM               4,813,484.00      94,921,904.48
Telecom Argentina - ADR                   SPON ADR REP B      198,730.00       5,178,903.80
Telephone & Data Systems                  COM                 953,500.00      29,634,780.00
Telephone & Data Systems Special Shares   SPL COM             176,950.00       4,765,263.50
Texas Instruments Inc.                    COM               2,085,382.00      68,463,091.06
Total SA - Spon ADR                       SPONSORED ADR     7,964,600.00     460,672,464.00
US Cellular Corp                          COM                 492,176.00      23,831,161.92
Ultra Petroleum Corp                      COM               1,211,835.00      55,502,043.00
ValueClick Inc.                           COM                 167,700.00       2,783,820.00
Vodafone Group - ADR                      SPONS ADR NEW       292,790.00       7,823,348.80
Wal-Mart Stores Inc                       COM               5,369,120.00     285,315,036.80
Walgreen Co                               COM               1,360,020.00      57,746,449.20
Washington Post                           CL B                498,131.00     208,691,982.45
Yahoo Inc                                 COM               2,107,230.00      31,692,739.20
                                                                           5,384,229,690.52